EXCHANGE TRADED CONCEPTS TRUST

VelocityShares Equal Risk Weighted Large Cap ETF
(the “Fund”)

Supplement dated March 5, 2014, to the currently effective Prospectus

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust held on February 18, 2014, the Board approved changing the Fund from a non-diversified to a diversified fund  under the Investment Company Act of 1940, as amended (the “1940 Act”).  As a result of this change, the Prospectus is revised, effective immediately, to remove all references and disclosures related to the Fund being non-diversified under the 1940 Act.  Under the 1940 Act, a diversified fund, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VEL-SK-003-0100

EXCHANGE TRADED CONCEPTS TRUST

VelocityShares Equal Risk Weighted Large Cap ETF
(the “Fund”)

Supplement dated March 5, 2014, to the currently effective
Statement of Additional Information (“SAI”)

At a meeting of the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust held on February 18, 2014, the Board approved changing the Fund from a non-diversified to a diversified fund  under the Investment Company Act of 1940, as amended (the “1940 Act”).  As a result of this change, the SAI is revised, effective immediately, as described below.

•	All references and disclosures related to the Fund being non-diversified under the 1940 Act are hereby deleted.

•	On page 1 of the SAI, the following sentence is added to the section titled “General Information About the Trust”:

The Fund is a diversified fund as defined in the 1940 Act.

•	On page 9 of the SAI, the following disclosure is added under the “Investment Restrictions” section, indicating that the Fund may not:

6.
Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, (i) more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) it would acquire more than 10% of the outstanding voting securities of any one issuer.  This restriction applies to 75% of the Fund’s assets.

•	On page 11 of the SAI, the following disclosure is added to the descriptions of certain provisions of the 1940 Act under the “Investment Restrictions” section:

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VEL-SK-004-0100